Advances Repayable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Current and Non-current Portion Financial Liabilities

	As at December 31,
(€‘000)	2019	2018
Non-Current portion as at 1st January	2,864	1,544
Non-Current portion as at 31 December	4,139	2,864

Current portion as at 1st January	276	226
Current portion as at 31 December	346	276

Total Recoverable Cash Advances at 1st January	3,140	1,770
Total Recoverable Cash Advances 31 December	4,484	3,140

Summary of Information on Other Outstanding Advances
For further details, reference is made to the table below which shows (i) the year for which amounts under those agreements have been received and initially recognized on the balance sheet for the financial liability and deferred grant income components and (ii) a description of the specific characteristics of those recoverable cash advances including repayment schedule and information on other outstanding advances. In 2020, the Group will be required to make exploitation decisions on the Group’s remaining outstanding RCA related to the
CAR-T
platform.

(in €‘000)			Amounts received for the years ended 31 December				Amounts to be received		As at 31 December 2019
Id	Project	Contractual amount	Prior years	2018	2019	Cumulated cashed in	2020 and beyond	Status	Amount reimbursed (cumulative)
5160	C-Cure	2,920	2,920	—	—	2,920	—	Abandoned	—
5731	C-Cure	3,400	3,400	—	—	3,400	—	Abandoned	—
5914	C-Cure	700	687	—	—	687	—	Abandoned	180
5915	C-Cath ez	910	910	—	—	910	—	Exploitation	530
5951	Industrialization	1,470	866	—	—	866	—	Abandoned	245
6003	C-Cure	1,729	1,715	—	—	1,715	—	Abandoned	—
6230	C-Cure	1,084	1,084	—	—	1,084	—	Abandoned	—
6363	C-Cure	1,140	1,126	—	—	1,126	—	Abandoned	1,536
6548	Industrialization	660	541	—	—	541	—	Abandoned	—
6633	C-Cath ez	1,020	1,020	—	—	1,020	—	Exploitation	245
6646	Proteins	1,200	450	—	—	450	—	Abandoned	450
7027	C-Cath ez	2,500	2,500	—	—	2,500	—	Exploitation	375
7246	C-Cure	2,467	2,467	—	—	2,467	—	Abandoned	—
7502	CAR-T Cell	2,000	2,000	—	—	2,000	—	Exploitation	20
7685	THINK	3,496	873	1,187	1,086	3,146	350	Research	—
8087	CYAD01-Deplethink	2,492	—	—	623	623	1,869	Research	—
8088	CYAD02-Cycle1	3,538	—	—	885	885	2,654	Research	—
1910028	CwalityCAR	2,102	—	—	—	—	2,102	Research	—

Total		34,828	22,559	1,187	2,593	26,339	6,975		3,581

Summary of Certain Terms and Conditions for the Recoverable Cash Advances
The table below summarizes, in addition to the specific characteristics described above, certain terms and conditions for the recoverable cash advances:

Contract number	Research phase	Percentage of total project costs	Turnover- dependent reimbursement	Turnover-independent reimbursement	Interest rate accrual	Amounts due in case of licensing (per year) resp. Sale
(€’000)
5160	01/05/05-30/04/08	70%	0.18%	Consolidated with 6363	N/A	N/A
5731	01/05/08-31/10/09	70%	0.18%	Consolidated with 6363	N/A	N/A
5914	01/09/08-30/06/11	70%	5.00%	€30k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
5915	01/08/08-30/04/11	70%	5.00%	€40k in 2012 and €70k each year after	N/A	10% with a minimum of 100/Y
5951	01/09/08-31/12/14	70%	5.00%	€100k in 2014 and €150k each year after	N/A	10% with a minimum of 200/Y
6003	01/01/09-30/09/11	60%	0.18%	Consolidated with 6363	N/A	N/A
6230	01/01/10-31/03/12	60%	0.18%	Consolidated with 6363	N/A	N/A
6363	01/03/10-30/06/12	60%	0.18%	From €103k to €514k starting in 2013 until 30% of advance is reached	Starting on 01/01/13	N/A
6548	01/01/11-31/03/13	60%	0.01%	From €15k to €29k starting in 2014 until 30% of advance is reached	Starting on 01/10/13	N/A
6633	01/05/11-30/11/12	60%	0.27%	From €10k to €51k starting in 2013 until 30% of advance is reached	Starting on 01/06/13	N/A
6646	01/05/11-30/06/15	60%	0.01%	From €12k to €60k starting in 2015 until 30% of advance is reached	Starting on 01/01/16	N/A
7027	01/11/12-31/10/14	50%	0.33%	From €25k to €125k starting in 2015 until 30% of advance is reached	Starting on 01/01/15	N/A
7246	01/01/14-31/12/16	50%	0,05%	From €30k to €148k starting in 2017 until 30% of advance is reached.	Starting in 2017	N/A
7502	01/12/15-30/11/18	45%	0.19%	From €20k to €50k starting in 2019 until 30% is reached.	Starting 2019	N/A
7685	1/01/17-31/12/19	45%	0.33%	From €35k to €70k starting in 2020 until 30% is reached.	Starting 2020	N/A
8087	01/05/19-31/12/20	45%	0.22%	From €25k to €75k starting in 2021 until 30% is reached	Starting 01/01/21	N/A
8088	01/05/19-31/12/20	45%	0.21%	From €35k to €106k starting in 2021 until 30% is reached	Starting 01/01/21	N/A
1910028	06/06/19-05/05/21	45%	0.01%	From €21k to €42k starting in 2022 until 30% is reached	Starting 01/06/21	N/A